Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	1,457,184	12,204,321
Diluted net income (loss) per share, common stock	$ (0.18)	$ 0.00
Non-redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	4,271,712	3,457,807
Diluted net income (loss) per share, common stock	$ (0.18)	$ 0.00